CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows provided by operating activities:
Net income	$ 72,582	$ 104,751	$ 203,516	$ 160,812	$ 177,333	$ 364,328
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense					181,098	193,676
Impairment of operating right-of-use assets and related property, plant and equipment					0	5,573
Reduction in carrying value of operating right-of-use assets					17,888	18,977
Loss on disposal of subsidiary undertaking	32,947		0		32,947	0
Amortization of financing costs and debt discount					3,048	2,971
Stock compensation expense					46,030	27,610
Deferred tax benefit					(26,142)	(46,095)
Unrealized foreign exchange movements					(22,905)	34,777
Other non-cash items					5,048	15,266
Changes in operating assets and liabilities:
Accounts receivable					(46,728)	15,149
Unbilled revenue					34,981	(138,521)
Unearned revenue					107,463	25,761
Other net assets					(61,785)	(105,031)
Net cash provided by operating activities					448,276	414,441
Cash flows used in investing activities:
Purchase of property, plant and equipment					(73,193)	(61,185)
Purchase of subsidiary undertakings (net of cash acquired)					0	(2,537)
Cash outflow on disposal of subsidiary undertaking (including cash sold)					(55,513)	0
Proceeds from investments in equity					4,741	561
Purchase of investments in equity					(23,809)	(12,330)
Net cash used in investing activities					(147,774)	(75,491)
Cash flows used in financing activities:
Debt issue costs					(2,294)	0
Drawdown of credit lines and loan facilities					0	50,000
Repayment of credit lines and loan facilities					(14,881)	(64,881)
Proceeds from exercise of equity compensation					2,710	6,498
Share issue costs					(9)	(9)
Repurchase of ordinary shares					0	(500,000)
Share repurchase costs					0	(300)
Net cash used in financing activities					(14,474)	(508,692)
Effect of exchange rate movements on cash					(4,938)	21,353
Net increase / (decrease) in cash and cash equivalents					281,090	(148,389)
Cash and cash equivalents at beginning of period		$ 647,295		$ 538,785	647,295	538,785	$ 538,785
Cash and cash equivalents at end of period	$ 928,385		$ 390,396		$ 928,385	$ 390,396	$ 647,295